Note 13 - Finance Income and Expense	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
13.	Finance income and expense:

Components of finance income:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
		(as recast – note 3 (b))	(as recast – note 3 (b))

Interest income	$68	$79	$226
Foreign exchange gain on cash and cash equivalents	97	-	954
	$165	$79	$1,180

Components of finance expense:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
		(as recast – note 3 (b))	(as recast – note 3 (b))

Interest expense	$-	$-	$21
Accretion expense	-	-	13
Foreign exchange loss on cash and cash equivalents	-	46	-
	$-	$46	$34